Business Segment and Geographical Information (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Ireland	$526,867	$358,026	$1,395,198	$1,029,877
Rest of Europe	397,538	471,110	1,281,996	710,043
U.S.	903,200	934,014	2,767,844	1,599,623
Rest of World	114,822	103,202	334,346	256,162

Total	$1,942,427	$1,866,352	$5,779,384	$3,595,705

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Ireland	$93,640	$95,478	$159,059	$270,126
Rest of Europe	76,178	92,605	194,860	109,009
U.S.	63,356	(159,704)	177,145	(133,997)
Rest of World	10,570	(23,271)	60,809	(11,144)

Total	$243,744	$5,108	$591,873	$233,994

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2022	December 31, 2021
	(in thousands)
Ireland	$127,577	$118,253
Rest of Europe	89,412	121,174
U.S.	197,650	239,828
Rest of World	37,885	55,312

Total	$452,524	$534,567